Inventories - Summary of Inventories (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022
Classes of current inventories [abstract]
Raw materials	€ 69,580	€ 77,954
Work in progress	23,102	19,621
Finished goods	502,410	438,030
Total inventories at the lower of cost and net realizable value	€ 595,092	€ 535,605